Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by pay versus performance (“PVP”) rules adopted by the SEC in 2022 and in effect for the first time for this Proxy Statement, the following Pay Versus Performance table (“PVP Table”) provides
SEC-required
information about compensation for fiscal 2023 for this Proxy Statement’s named executive officers, as well as compensation for fiscal 2022 and fiscal 2021 for our named executive officers from our 2023 and 2022 Proxy Statements, respectively (each of fiscal 2021, 2022 and 2023, a “Covered Year”). We refer to all of the named executive officers covered in the PVP Table below, collectively, as the “PVP NEOs.” The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:

•	The information in columns (b) and (d) of the PVP Table comes directly from our Summary Compensation Tables for the relevant years, without adjustment;

•
As required by the SEC’s PVP rules, we label the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts do not necessarily reflect “take home pay” or the final compensation that our PVP NEOs actually earned or walked away with for their service in the Covered Years. Instead, the SEC’s concept of CAP reflects a combination of realized pay and realizable or accrued pay; and

•
As required by the SEC’s PVP rules, we provide information in the PVP Table below about our cumulative absolute total shareholder return (“TSR”) results, cumulative TSR results for two peer groups of companies identified in the PVP Table, and our U.S. GAAP net income results (the “External Measures”) during the Covered Years. We did not, however, actually base any compensation decisions for the PVP NEOs on, or link any PVP NEO pay to, these particular External Measures because the External Measures were not metrics used in our short-term or long-term incentive plans during the Covered Years. In particular, the index-based peer groups used for purposes of this PVP Table disclosure are different from the specific group of companies against which we evaluate relative TSR performance for our named executive officers for purposes of our TSR performance share awards, as described above in our Compensation Discussion and Analysis. As a result, we did not necessarily design our PVP NEO compensation to move in tandem with any improving, declining or steady achievement in these External Measures.

PAY VERSUS PERFORMANCE (1)
					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
FISCAL YEAR (A)	SUMMARY COMPEN- SATION TABLE (“SCT”) TOTAL FOR PEO (B)	COMPEN- SATION ACTUALLY PAID TO PEO (C) (2)	AVERAGE SUMMARY COMPEN- SATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (D)	AVERAGE COMPEN- SATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (E) (2)	TOTAL SHARE- HOLDER RETURN (F) (3)	PEER GROUP 1 TOTAL SHARE- HOLDER RETURN (G1) (4)	Peer GROUP 2 TOTAL SHARE- HOLDER RETURN (G2) (4)	NET INCOME (H) (5)	CONSOLIDATED EBITDA (I) (6)
2023	$7,770,302	$4,659,358	$3,023,805	$1,497,002	$143.57	$113.66	$422.57	$476,866,000	$1,163,000,000
2022	6,478,426	9,320,539	3,156,151	3,441,188	164.41	125.85	358.76	566,021,000	1,227,000,000
2021	6,951,639	8,840,334	2,995,046	2,157,712	136.37	123.18	240.01	363,647,000	996,000,000

(1)
David P. Bauer was our principal executive officer (“PEO”) for the full year for each of fiscal 2023, 2022 and 2021. For fiscal 2023, our non-PEO
named executive officers are Karen M. Camiolo, Timothy J. Silverstein, Ronald C. Kraemer, Justin I. Loweth, and Donna L. DeCarolis. For fiscal 2022, our non-PEO
named executive officers were Karen M. Camiolo, Ronald C. Kraemer, Justin I. Loweth, and Donna L. DeCarolis. For fiscal 2021, our non-PEO
named executive officers were Karen M. Camiolo, Ronald C. Kraemer, Justin I. Loweth, Donna L. DeCarolis, John R. Pustulka, and John P. McGinnis.

(2)
For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO
named executive officers (“Other PVP NEOs”) for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

	FY2023	FY2022	FY2021
For David P. Bauer:
SCT Total	$7,770,302	$6,478,426	$6,951,639
- change in actuarial present value of pension benefits	$1,244,524	$53,382	$955,805
+ service cost of pension benefits	$488,376	$466,331	$505,031
- SCT “Stock Awards” column value	$3,999,543	$3,657,593	$3,476,073
+ year-end fair value of outstanding equity awards granted in Covered Year	$2,612,689	$3,804,384	$4,597,336
+/- change in fair value of outstanding equity awards granted in prior years	($1,245,232)	$1,767,718	$1,183,103
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in Covered Year	$277,290	$514,655	$35,103
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0
Compensation Actually Paid	$4,659,358	$9,320,539	$8,840,334
For Other PVP NEOs (Average):
SCT Total	$3,023,805	$3,156,151	$2,995,046
- change in actuarial present value of pension benefits	$596,131	$425,991	$799,365
+ service cost of pension benefits	$10,658	$44,123	$38,177
- SCT “Stock Awards” column value	$1,246,222	$1,340,531	$1,118,580
+ year-end fair value of outstanding equity awards granted in Covered Year	$716,351	$1,378,957	$720,411
+/- change in fair value of outstanding equity awards granted in prior years	($485,715)	$458,481	$371,562
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in Covered Year	$87,225	$169,998	$29,412
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$12,969	$0	$78,951
Compensation Actually Paid	$1,497,002	$3,441,188	$2,157,712

(3)
For each Covered Year, our TSR was calculated as the yearly percentage change in our cumulative TSR on our Common Stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the NYSE on September 30, 2020 through and including the last day of the Covered Year (each one-year,
two-year
and three-year periods, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered
Year-end
values of such investment as of the end of fiscal 2023, 2022 and 2021, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this PVP disclosure, our peer groups are the S&P Mid Cap 400 Gas Utility Index (column (g1)) and the S&P 1500 Oil & Gas Exploration & Production Index (column (g2)) (each, a “Peer Group”). For each Covered Year, Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the Peer Group.

(5)	Net income is the amount reported in the Company’s audited financial statements for the applicable year.

(6)
Consolidated EBITDA is calculated as operating income plus depreciation, depletion and amortization, plus any period-end impairment
charges, excluding the effect of tax code amendments and regulatory responses thereto that impact EBITDA, any reversal of reserves for preliminary survey and investigation charges recorded in a prior fiscal year, and the impact any joint development agreement, restructuring, reorganization, acquisition, disposition, or winding down of any business unit.

Company Selected Measure Name	Consolidated EBITDA
Named Executive Officers, Footnote
(1)
David P. Bauer was our principal executive officer (“PEO”) for the full year for each of fiscal 2023, 2022 and 2021. For fiscal 2023, our non-PEO
named executive officers are Karen M. Camiolo, Timothy J. Silverstein, Ronald C. Kraemer, Justin I. Loweth, and Donna L. DeCarolis. For fiscal 2022, our non-PEO
named executive officers were Karen M. Camiolo, Ronald C. Kraemer, Justin I. Loweth, and Donna L. DeCarolis. For fiscal 2021, our non-PEO
named executive officers were Karen M. Camiolo, Ronald C. Kraemer, Justin I. Loweth, Donna L. DeCarolis, John R. Pustulka, and John P. McGinnis.

Peer Group Issuers, Footnote
(4)
For purposes of this PVP disclosure, our peer groups are the S&P Mid Cap 400 Gas Utility Index (column (g1)) and the S&P 1500 Oil & Gas Exploration & Production Index (column (g2)) (each, a “Peer Group”). For each Covered Year, Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the Peer Group.

PEO Total Compensation Amount	$ 7,770,302	$ 6,478,426	$ 6,951,639
PEO Actually Paid Compensation Amount	$ 4,659,358	9,320,539	8,840,334
Adjustment To PEO Compensation, Footnote
(2)
For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO
named executive officers (“Other PVP NEOs”) for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

	FY2023	FY2022	FY2021
For David P. Bauer:
SCT Total	$7,770,302	$6,478,426	$6,951,639
- change in actuarial present value of pension benefits	$1,244,524	$53,382	$955,805
+ service cost of pension benefits	$488,376	$466,331	$505,031
- SCT “Stock Awards” column value	$3,999,543	$3,657,593	$3,476,073
+ year-end fair value of outstanding equity awards granted in Covered Year	$2,612,689	$3,804,384	$4,597,336
+/- change in fair value of outstanding equity awards granted in prior years	($1,245,232)	$1,767,718	$1,183,103
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in Covered Year	$277,290	$514,655	$35,103
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0
Compensation Actually Paid	$4,659,358	$9,320,539	$8,840,334
For Other PVP NEOs (Average):
SCT Total	$3,023,805	$3,156,151	$2,995,046
- change in actuarial present value of pension benefits	$596,131	$425,991	$799,365
+ service cost of pension benefits	$10,658	$44,123	$38,177
- SCT “Stock Awards” column value	$1,246,222	$1,340,531	$1,118,580
+ year-end fair value of outstanding equity awards granted in Covered Year	$716,351	$1,378,957	$720,411
+/- change in fair value of outstanding equity awards granted in prior years	($485,715)	$458,481	$371,562
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in Covered Year	$87,225	$169,998	$29,412
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$12,969	$0	$78,951
Compensation Actually Paid	$1,497,002	$3,441,188	$2,157,712

Non-PEO NEO Average Total Compensation Amount	$ 3,023,805	3,156,151	2,995,046
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,497,002	3,441,188	2,157,712
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each Covered Year, in determining both the CAP to our PEO and the average CAP to our non-PEO
named executive officers (“Other PVP NEOs”) for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

	FY2023	FY2022	FY2021
For David P. Bauer:
SCT Total	$7,770,302	$6,478,426	$6,951,639
- change in actuarial present value of pension benefits	$1,244,524	$53,382	$955,805
+ service cost of pension benefits	$488,376	$466,331	$505,031
- SCT “Stock Awards” column value	$3,999,543	$3,657,593	$3,476,073
+ year-end fair value of outstanding equity awards granted in Covered Year	$2,612,689	$3,804,384	$4,597,336
+/- change in fair value of outstanding equity awards granted in prior years	($1,245,232)	$1,767,718	$1,183,103
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in Covered Year	$277,290	$514,655	$35,103
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$0	$0	$0
Compensation Actually Paid	$4,659,358	$9,320,539	$8,840,334
For Other PVP NEOs (Average):
SCT Total	$3,023,805	$3,156,151	$2,995,046
- change in actuarial present value of pension benefits	$596,131	$425,991	$799,365
+ service cost of pension benefits	$10,658	$44,123	$38,177
- SCT “Stock Awards” column value	$1,246,222	$1,340,531	$1,118,580
+ year-end fair value of outstanding equity awards granted in Covered Year	$716,351	$1,378,957	$720,411
+/- change in fair value of outstanding equity awards granted in prior years	($485,715)	$458,481	$371,562
+ vesting date fair value of equity awards granted and vested in Covered Year	$0	$0	$0
+/- change in fair value of prior-year equity awards vested in Covered Year	$87,225	$169,998	$29,412
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$12,969	$0	$78,951
Compensation Actually Paid	$1,497,002	$3,441,188	$2,157,712

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the six financial performance measures that we believe represent the most important financial performance measures (including Consolidated EBITDA) we used to link compensation actually paid to our named executive officers for fiscal 2023 to our performance:

Consolidated EBITDA
Regulated Companies EBITDA
Seneca EBITDA
Midstream EBITDA
Relative TSR
Relative ROC

Total Shareholder Return Amount	$ 143.57	164.41	136.37
Net Income (Loss)	$ 476,866,000	$ 566,021,000	$ 363,647,000
Company Selected Measure Amount	1,163,000,000	1,227,000,000	996,000,000
PEO Name	David P. Bauer
Peer Group One Total Shareholder Return Amount	$ 113.66	$ 125.85	$ 123.18
Peer Group Two Total Shareholder Return Amount	$ 422.57	358.76	240.01
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Regulated Companies EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Seneca EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Midstream EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Relative ROC
PEO | Change in actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,244,524	53,382	955,805
PEO | Service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,376	466,331	505,031
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,999,543	3,657,593	3,476,073
PEO | Fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,612,689	3,804,384	4,597,336
PEO | Change in fair value of outstanding equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,245,232)	1,767,718	1,183,103
PEO | Fair value of equity awards granted and vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in fair value of prior year equity awards vested in covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,290	514,655	35,103
PEO | Fair value of prioryear equity awards forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,131	425,991	799,365
Non-PEO NEO | Service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,658	44,123	38,177
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,246,222	1,340,531	1,118,580
Non-PEO NEO | Fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	716,351	1,378,957	720,411
Non-PEO NEO | Change in fair value of outstanding equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(485,715)	458,481	371,562
Non-PEO NEO | Fair value of equity awards granted and vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in fair value of prior year equity awards vested in covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,225	169,998	29,412
Non-PEO NEO | Fair value of prioryear equity awards forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,969	$ 0	$ 78,951